Revolving term credit facility (Details) $ in Millions		12 Months Ended
	Mar. 20, 2017 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Credit Facility
Revolving term credit facility
Maturity period		5 years
Maximum borrowing capacity		$ 1,000.0
Amount outstanding		0.0	$ 0.0
Debt issuance costs capitalised		2.5	2.2
Amortization of debt issuance costs		0.9	0.6
Standby and administrative fees		$ 2.5	$ 2.2
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.20%
Standby fee (as a percent)		0.24%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.20%
Standby fee (as a percent)		0.44%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.20%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.20%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		1.20%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)		2.20%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.20%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.20%
FNBC Credit Facility
Revolving term credit facility
Maturity period	1 year
Maximum borrowing capacity	$ 100.0
Amount outstanding	$ 0.0
Number of additional extensions available | item	2
Extension period available	1 year
Standby fee (as a percent)	0.27%
Debt issuance costs capitalised	$ 0.1
FNBC Credit Facility | CIBC
Revolving term credit facility
Spread on variable rate (as a percent)	0.35%
FNBC Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)	1.35%